COMBINED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (106,341)	$ (71,723)	$ (11,139)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in losses of unconsolidated entities	13,499	3,107	546
(Gain) loss on sale of assets	(16)	8	(121,296)
Loss on extinguishment of debt	0	4,724	0
Equity-based compensation	4,038	2,325	1,509
Depreciation and amortization	54,016	31,114	33,128
Asset impairment	0	0	4,726
Change in deferred income taxes	(3,867)	(2,276)	14,096
Change in fair value of non-hedge derivative	(2,220)	181	4,555
Amortization of deferred financing costs	2,599	1,542	3,690
Bad debt expense (recoveries)	74	(1)	440
Change in:
Accounts receivable	(26,798)	9,998	4,123
Other assets	(18,414)	(12,670)	133
Accounts payable and accrued liabilities	15,494	(14,225)	21,339
Management fees payable to affiliate	(19)	0	0
Other liabilities	6,239	1,036	(8,522)
Net cash used in operating activities	(61,716)	(46,860)	(52,672)
Cash flows from investing activities:
Investment in unconsolidated entities	(55,223)	(4,692)	0
Acquisition of business, net of cash acquired	(627,090)	0	0
Acquisition of property, plant and equipment	(140,897)	(247,524)	(323,037)
Investment in convertible promissory notes	(10,000)	0	0
Acquisition of remaining interest in JV investment	0	0	(28,828)
Proceeds from sale of subsidiary, net of cash transferred	0	0	91,732
Proceeds from sale of property, plant and equipment	4,494	0	0
Return of capital distributions from unconsolidated entities	0	0	1,555
Net cash used in investing activities	(828,716)	(252,216)	(258,578)
Cash flows from financing activities:
Proceeds from debt	451,100	263,980	221,835
Repayment of debt	0	(239,983)	(24,878)
Payment of deferred financing costs	(12,413)	(11,804)	(25,480)
Net transfers from Parent	698,179	325,435	122,170
Net cash provided by financing activities	1,136,866	337,628	293,647
Net increase (decrease) in cash and cash equivalents and restricted cash	246,434	38,552	(17,603)
Cash and cash equivalents and restricted cash, beginning of period	55,421	16,869	34,472
Cash and cash equivalents and restricted cash, end of period	301,855	55,421	16,869
Supplemental cash flow information:
Cash paid for interest, net of capitalized interest	7,302	8,586	13,112
Cash paid for taxes	334	329	162
Supplemental disclosure of non-cash investing and financing activities:
Acquisition of property, plant and equipment	(581)	(10,817)	(47,078)
Investment in Long Ridge JV	0	0	155,589
Change in fair value of pension/OPEB liabilities	(237)	0	0
Non-cash change in equity method investment	$ (128,990)	$ (26,609)	$ 372